COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 6,871	$ 2,186,000